Label	Element	Value
Class T Prospectus | Dreyfus Structured Midcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you invest at least $250,000 in the fund. More information about sales charges, including such discounts, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.27%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the Standard & Poors (S&P)® Midcap 400 Index or the Russell Midcap® Index.

The fund's portfolio managers select stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on relative value, momentum/sentiment, and earnings quality measures.

Next, the fund's portfolio managers construct the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P Midcap 400 Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class T shares from year to year. Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's Class T shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Class A shares, which are not offered in this prospectus, is used to calculate the performance of the fund's Class T shares shown in the bar chart and table. Since the fund's Class T shares are new, past performance information is not available for Class T shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures in the table have been adjusted to reflect the sales load applicable to the fund's Class T shares. The performance figures have not been adjusted to reflect applicable class fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund's Class T shares are new, past performance information is not available for Class T shares as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class T*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus. Such performance figures have not been adjusted to reflect applicable class fees and expenses.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q3, 2009: 17.90% Worst Quarter Q4, 2008: -27.25%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The historical performance of the fund's Class A shares, which are not offered in this prospectus, is used to calculate the performance of the fund's Class T shares shown in the bar chart and table.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.25%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance figures in the table have been adjusted to reflect the sales load applicable to the fund's Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/16)
Class T Prospectus | Dreyfus Structured Midcap Fund | S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.16%
Class T Prospectus | Dreyfus Structured Midcap Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 374
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,764
Class T Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	2.58%
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	35.17%
Annual Return 2010	rr_AnnualReturn2010	26.50%
Annual Return 2011	rr_AnnualReturn2011	(0.05%)
Annual Return 2012	rr_AnnualReturn2012	19.20%
Annual Return 2013	rr_AnnualReturn2013	35.01%
Annual Return 2014	rr_AnnualReturn2014	11.06%
Annual Return 2015	rr_AnnualReturn2015	(2.81%)
Annual Return 2016	rr_AnnualReturn2016	14.60%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.71%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.18%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.29%	[2]
Class T Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.51%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.87%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%	[2]
Class T Prospectus | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.80%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.29%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%	[2]

[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of Class T shares of the fund so that the expenses of such Class T shares do not exceed 1.00% (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses). On or after March 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.
[2]	Reflects the performance of the fund's Class A shares, which are offered in a separate prospectus, adjusted to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses.